Goldman Sachs High Yield Municipal Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs High Yield Municipal Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 532
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,492
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,939
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	699
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	794
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	$ 686